Disposal of a Subsidiary - Summary of Analysis of Net Inflow of Cash and Cash Equivalents in Respect of Disposal of a Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Cash consideration	¥ 0
Cash and bank balances disposed of	90
Net outflow of cash and cash equivalents in respect of the disposal of a subsidiaryNet inflow of cash and cash equivalents in respect of the disposal of a subsidiary	¥ (90)	¥ (11)	¥ 1,897